FEDERAL HOME LOAN BANK ADVANCES (Maturities of Federal Home Loan Bank Long-Term Advances) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Amount
Total	$ 10,000	$ 12,500
Federal Home Loan Bank Advances [Member]
Amount
2017
2018	16,108
2019
2020
2021 and thereafter
Total	$ 16,109	$ 117,805
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Weighted-Average Interest Rate
2017
2018	2.88%
2019
2020
2021 and thereafter
Interest rate	2.88%